UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)

Common Stocks 98.0%
Australia 2.5%
Babcock & Brown Ltd.	516,878	10,486,902
Sigma Pharmaceuticals Ltd. (a)	4,482,800	9,272,050

(Cost $16,082,303)		19,758,952
Bermuda 0.6%
Orient-Express Hotels Ltd. "A" (Cost $3,059,631)	99,000	4,717,350

Brazil 1.8%
Aracruz Celulose SA "B" (ADR) (Preferred) (a)	129,400	7,167,466
Diagnosticos da America SA*	340,100	6,805,042

(Cost $10,144,776)		13,972,508
Canada 1.6%
Certicom Corp.*	625,800	2,977,974
Flint Energy Services Ltd.*	106,200	2,278,680
OPTI Canada, Inc.*	192,200	3,250,153
SunOpta, Inc.*	360,500	3,915,030

(Cost $12,348,480)		12,421,837
France 4.0%
Business Objects SA*	60,275	2,268,463
Business Objects SA (ADR)*	132,600	4,991,064
Financiere Marc de Lacharriere SA	62,854	5,903,518
Flamel Technologies SA (ADR)* (a)	274,600	9,808,712
JC Decaux SA (a)	278,113	8,308,559

(Cost $19,458,965)		31,280,316
Germany 14.0%
AWD Holding AG (a)	265,564	11,666,378
Curanum AG (a)	216,385	1,917,369
Francotyp-Postalia Holding AG*	86,300	2,227,085
Fresenius Medical Care AG & Co. (a)	163,732	21,961,168
Grenkeleasing AG (a)	101,819	4,642,478
Hypo Real Estate Holding AG (a)	173,177	11,455,252
MAX Automation AG	829,795	4,596,402
Puma AG (a)	19,633	7,160,485
QSC AG* (a)	643,100	4,240,681
Rational AG (a)	28,792	5,139,866
Stada Arzneimittel AG (a)	220,650	12,740,699
United Internet AG (Registered) (a)	723,304	13,598,429
Wincor Nixdorf AG	58,468	9,289,305

(Cost $54,952,598)		110,635,597
Greece 5.5%
Coca-Cola Hellenic Bottling Co. SA	228,000	9,145,859
Hellenic Exchanges Holding SA	302,900	7,024,361
Piraeus Bank SA	532,250	19,095,151
Titan Cement Co. SA	143,600	8,099,420

(Cost $19,147,534)		43,364,791
Hong Kong 3.5%
Kingboard Chemical Holdings Ltd.	2,782,370	11,582,367
Kingboard Laminates Holding Ltd.*	598,471	664,580
Midland Holdings Ltd.	5,076,400	3,161,031
Wing Hang Bank Ltd.	981,200	12,423,649

(Cost $11,691,102)		27,831,627
Ireland 6.7%
Anglo Irish Bank Corp. PLC	969,572	19,694,084
C&C Group PLC (b)	324,126	4,795,909
C&C Group PLC (b)	48,931	729,169
FBD Holdings PLC	134,000	6,945,403
ICON PLC (ADR)*	154,200	5,751,660

Paddy Power PLC	392,000	8,600,204
Ryanair Holdings PLC*	472,000	6,687,357

(Cost $21,878,264)		53,203,786
Italy 3.4%
Banca Italease	196,600	13,697,268
Lottomatica SpA (a)	93,460	3,833,411
Safilo Group SpA* (a)	792,500	4,833,840
Societa Iniziative Autostradali e Servizi SpA (a)	274,400	4,129,524

(Cost $20,831,582)		26,494,043
Japan 7.0%
AEON Credit Services Co., Ltd.	224,100	4,281,597
AEON Mall Co., Ltd. (a)	173,000	9,763,554
JAFCO Co., Ltd.	51,100	2,799,867
KITZ Corp.	391,000	3,239,728
Matsui Securities Co., Ltd. (a)	351,400	3,121,341
Nidec Corp.	53,300	3,775,290
Park24 Co., Ltd. (a)	476,000	6,864,670
Sumitomo Realty & Development Co., Ltd.	489,000	17,019,603
UFJ Central Leasing Co., Ltd.	95,000	4,710,684

(Cost $34,328,528)		55,576,334
Korea 0.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	160,500	4,665,706
Korea Information Service, Inc.	31,235	748,226

(Cost $3,165,409)		5,413,932
Netherlands 3.1%
Chicago Bridge & Iron Co., NV (New York Shares)	289,500	8,603,940
SBM Offshore NV	442,347	15,594,120

(Cost $9,132,854)		24,198,060
Norway 1.1%
Prosafe ASA (a)	266,500	4,179,833
Tandberg Television ASA* (a)	298,400	4,691,441

(Cost $8,311,984)		8,871,274
Sweden 1.6%
Brostrom AB "B" (a)	189,900	3,968,358
Eniro AB	457,100	6,073,047
Micronic Laser Systems AB*	298,600	2,714,434

(Cost $9,477,033)		12,755,839
Switzerland 1.9%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	43,715	3,009,487
Fortune Management, Inc. (REG S)* (a)	909,938	4,926,170
Partners Group (Registered)*	60,000	6,762,701

(Cost $8,430,584)		14,698,358
Taiwan 2.3%
Powerchip Semiconductor Corp.	6,419,598	4,109,988
Siliconware Precision Industries Co.	6,497,255	10,806,029
Yuanta Core Pacific Securities Co.	4,520,000	3,421,121

(Cost $10,458,842)		18,337,138
Thailand 0.6%
Bangkok Bank PCL (Foreign Registered) (Cost $3,539,101)	1,418,300	4,645,988

United Kingdom 6.8%
Aegis Group PLC	1,348,133	3,769,980
ARM Holdings PLC	2,054,524	4,905,429
Ashmore Group PLC*	1,499,856	7,383,457
BlueBay Asset Management PLC*	627,888	4,812,601
John Wood Group PLC	733,978	3,854,991
Lamprell PLC*	932,500	4,402,956
Michael Page International PLC	1,083,804	10,209,670
Serco Group PLC	1,038,035	8,490,531
Taylor Nelson Sofres PLC	1,315,077	5,783,834

(Cost $42,683,573)		53,613,449
United States 29.3%
Adams Respiratory Therapeutics, Inc.*	117,900	5,287,815
Advance Auto Parts, Inc.	172,100	6,531,195
Advanced Medical Optics, Inc.*	156,700	5,758,725
Aeropostale, Inc.*	180,100	6,472,794
Aerovironment, Inc.*	6,700	153,229
Allegheny Energy, Inc.*	451,100	20,985,172
AMERIGROUP Corp.*	252,600	9,159,276
Bravo! Foods International Corp.* (a)	1,489,400	394,691
Carter's, Inc.*	168,400	4,277,360
Celgene Corp.*	172,000	9,232,960
Cogent, Inc.* (a)	226,500	2,389,575
Diamond Foods, Inc.	159,200	3,042,312
Dresser-Rand Group, Inc.*	221,700	5,755,332
EMS Technologies, Inc.*	129,600	2,685,312
Euronet Worldwide, Inc.* (a)	229,000	6,608,940
First Marblehead Corp.	141,400	7,692,160
Foundation Coal Holdings, Inc.	127,700	4,249,856
FTI Consulting, Inc.* (a)	196,350	5,381,954
Gentex Corp. (a)	198,300	3,468,267
Harman International Industries, Inc.	62,100	5,872,797
Harris Interactive, Inc.*	357,000	1,859,970
Invitrogen Corp.*	88,000	5,388,240
Itron, Inc.*	70,700	4,075,148
Joy Global, Inc.	175,500	8,155,485
Kenneth Cole Productions, Inc. "A"	48,400	1,146,112
Lam Research Corp.*	108,600	4,974,966
Metabolix, Inc.*	99,800	1,594,804
Mueller Water Products, Inc. "A" (a)	220,700	3,034,625
NeuStar, Inc. "A"*	169,400	5,232,766
New York & Co., Inc.*	169,700	2,479,317
Nuveen Investments "A"	158,800	7,860,600
NxStage Medical, Inc.* (a)	410,800	3,660,228
Openwave Systems, Inc.* (a)	303,900	2,680,398
P.F. Chang's China Bistro, Inc.* (a)	113,500	4,495,735
Perficient, Inc.* (a)	207,500	4,338,825
Prospect Partners LP	3	0
Rowan Companies, Inc.	100,300	3,298,867
Schawk, Inc.	198,800	3,532,676
Somanetics Corp.* (a)	230,200	4,447,464
Thoratec Corp.*	269,100	4,846,491
THQ, Inc.*	347,450	10,527,735
Ultra Petroleum Corp.*	251,800	13,143,960

Waters Corp.*	69,900	3,962,631
WellCare Health Plans, Inc.*	66,200	5,129,176
Zions Bancorp.	74,800	6,344,536

(Cost $170,522,061)		231,610,477

Total Common Stocks (Cost $489,645,204)		773,401,656
Preferred Stocks 0.3%
Brazil
Weg SA (Cost $1,864,568)	297,900	2,145,839
Rights 0.0%
Italy
Banca Italease, Expiration Date 2/2/2007* (a) (Cost $208,852)	196,600	382,901
Securities Lending Collateral 18.0%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $142,400,322)	142,400,322	142,400,322
Cash Equivalents 2.1%
Cash Management QP Trust, 5.31% (e) (Cost $16,372,601)	16,372,601	16,372,601
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 650,491,547)	118.4	934,703,319
Other Assets and Liabilities, Net	(18.4)	(145,104,388)

Net Assets	100.0	789,598,931

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $135,282,374 which is 17.1% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

As of January 31, 2007, the DWS Global Opportunities Fund had the following sector diversification:

		As a % of Common and
Sector	Market Value ($)	Preferred Stocks
Financials	211,875,479	27.3%
Health Care	126,724,510	16.3%
Information Technology	114,655,692	14.8%
Consumer Discretionary	97,833,610	12.6%
Industrials	95,011,303	12.3%
Energy	61,698,426	8.0%
Consumer Staples	22,022,970	2.8%
Utilities	20,985,172	2.7%
Materials	15,266,886	2.0%
Telecommunication Services	9,473,447	1.2%
Total	775,547,495	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007